KEELEY Small-Mid Cap Value Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.7%
	Automotive: Parts and Accessories — 0.7%
2,473	Visteon Corp.†	$310,411

	Banking — 3.2%
16,405	PacWest Bancorp	416,687
28,494	Umpqua Holdings Corp.	431,399
8,375	Wintrust Financial Corp.	511,629

		1,359,715

	Broadcasting — 2.5%
9,763	Nexstar Media Group Inc., Cl. A	1,066,022

	Building and Construction — 7.3%
14,399	Apogee Enterprises Inc.	456,160
10,771	Fortune Brands Home & Security Inc.	923,290
38,205	KBR Inc.	1,181,681
31,924	TRI Pointe Group Inc.†	550,689

		3,111,820

	Business Services — 7.2%
10,153	IAA Inc.†	659,742
6,085	Lamar Advertising Co., Cl. A, REIT	506,394
11,200	Nielsen Holdings plc.	233,744
23,000	Outfront Media Inc., REIT	449,880
12,400	Vontier Corp.†	414,160
3,807	WEX Inc.†	774,839

		3,038,759

	Computer Software and Services — 7.5%
5,370	Black Knight Inc.†	474,439
9,600	CDK Global Inc.	497,568
16,868	Perspecta Inc.	406,181
2,700	SYNNEX Corp.	219,888
15,200	Teradata Corp.†	341,544
8,656	TTEC Holdings Inc.	631,282
9,155	Verint Systems Inc.†	615,033

		3,185,935

	Consumer Products — 7.0%
10,609	Brunswick Corp.	808,830
18,419	Kontoor Brands Inc.	747,075
6,053	PVH Corp.	568,316
7,940	Spectrum Brands Holdings Inc.	627,101
11,250	The Aaron’s Co. Inc.†	213,300

		2,964,622

	Consumer Staples — 0.5%
4,900	Molson Coors Beverage Co., Cl. B	221,431

	Diversified Industrial — 12.3%
8,982	Altra Industrial Motion Corp.	497,872
8,591	Chart Industries Inc.†	1,011,934
6,020	ESCO Technologies Inc.	621,384
48,083	GrafTech International Ltd.	512,565
27,095	Harsco Corp.†	487,168
9,958	ITT Inc.	766,965
7,127	John Bean Technologies Corp.	811,551
21,608	nVent Electric plc.	503,250

		5,212,689

	Energy and Utilities — 12.6%
2,766	American Water Works Co. Inc.	424,498
8,904	Atlantica Sustainable Infrastructure plc.	338,174
33,799	Covanta Holding Corp.	443,781
18,361	Delek U.S. Holdings Inc.	295,061
43,400	Diamond S Shipping Inc.†	289,044
9,343	Diamondback Energy Inc.	452,201
6,248	Evergy Inc.	346,826
24,374	MDU Resources Group Inc.	642,011
21,413	NRG Energy Inc.	804,058
31,789	Parsley Energy Inc., Cl. A	451,404

Shares		Market Value
31,175	Primo Water Corp.	$488,824
497	Texas Pacific Land Trust	361,319

		5,337,201

	Equipment and Supplies — 1.1%
8,786	A.O. Smith Corp.	481,649

	Financial Services — 19.3%
20,599	Air Lease Corp.	915,008
5,597	BOK Financial Corp.	383,283
33,128	Brightsphere Investment Group Inc.	638,708
25,900	Eastern Bankshares Inc.†	422,429
36,447	Equitable Holdings Inc.	932,679
18,300	FG New America Acquisition Corp., Cl. A†	186,294
37,125	FNB Corp.	352,688
20,800	FS KKR Capital Corp. II	341,120
22,823	Hudson Executive Investment Corp., Cl. A†	246,717
16,300	New Providence Acquisition Corp., Cl. A†	221,354
10,674	Popular Inc.	601,160
3,300	PROG Holdings Inc.	177,771
6,359	Prosperity Bancshares Inc.	441,060
6,641	South State Corp.	480,144
21,608	Synovus Financial Corp.	699,451
16,400	Virtu Financial Inc., Cl. A	412,788
12,691	Voya Financial Inc.	746,358

		8,199,012

	Food and Beverage — 1.1%
6,118	Lamb Weston Holdings Inc.	481,731

	Health Care — 5.6%
27,856	CareTrust REIT Inc.	617,846
2,506	Laboratory Corp. of America Holdings†	510,096
34,332	Sabra Health Care REIT Inc.	596,347
9,112	The Ensign Group Inc.	664,447

		2,388,736

	Hotels and Gaming — 4.2%
14,452	Gaming and Leisure Properties Inc., REIT	612,765
44,908	Playa Hotels & Resorts NV†	267,203
19,037	VICI Properties Inc., REIT	485,444
6,834	Wyndham Hotels & Resorts Inc.	406,213

		1,771,625

	Metals and Mining — 1.2%
5,157	Kaiser Aluminum Corp.	510,027

	Retail — 3.0%
4,556	Copart Inc.†	579,751
11,455	Penske Automotive Group Inc.	680,312

		1,260,063

	Specialty Chemicals — 3.4%
7,039	Ashland Global Holdings Inc.	557,489
14,742	Huntsman Corp.	370,614
22,157	Valvoline Inc.	512,713

		1,440,816

	TOTAL COMMON STOCKS	42,342,264

	SHORT TERM INVESTMENT — 0.3%
	Other Investment Companies — 0.3%
147,812	Fidelity Government Portfolio, Cl. I, 0.010%*	147,812

	TOTAL INVESTMENTS — 100.0% (Cost $26,699,393)	$42,490,076

*	1 day yield as of December 31, 2020.
†	Non-income producing security.
REIT	Real Estate Investment Trust

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